Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock [Abstract]
Common Stock
5.	Common Stock

On September 21, 2012, Aurora Gold Corporation (the "Company"), entered into a subscription agreement (the "Subscription Agreement ") with Alltech Capital Limited ("Investor"), pursuant to which the Company agreed to sell, and the Investor agreed to purchase, 135,000,000 shares of the Company's common stock for a purchase price of $5,000,000. The closing of the transaction contemplated by the Subscription Agreement occurred in October, 2012 (see Note 9), subject to each of the Company and Investor satisfactorily meeting or waiving the closing conditions contained in the Subscription Agreement. A copy of the Subscription Agreement was lodged with the SEC on September 27, 2012.

The Company intends to finance activities by raising capital through the equity markets. In October 2011 the Company filed a Registration Statement on Form S-1 offering up to a maximum of 50,000,000 units of the Company's securities at an offering price of $0.10 per Unit in a direct public offering, without any involvement of underwriters or broker-dealers. Each Unit consists of one (1) share of common stock at a $0.001 par value per share and one (1) Stock Purchase Warrant. Each full Warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 for a period of two years commencing November 1, 2011 through October 31, 2013. The Units will be sold by the Chief Executive Officer and Chief Financial Officer. A Notice of Effectiveness was issued April 25, 2012. The offer will expire January 20, 2013. To date, no funds have been obtained from this offering.

On April 16, 2012, the Company entered into subscription agreements for 1,316,000 shares of common stock at a purchase price of $0.06 per share for a gross aggregate price of $78,960. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person; as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $48,000 on the total maximum $600,000 subscription.

During April 2012, the Company entered into a debt settlement agreement for $18,000 in accounts payable which was settled for 300,000 shares of common stock at an issue price of $0.06 per share.

During March 2012, the Company entered into debt settlement agreements for advances received from a director of the Company and a company during fiscal 2011 as well as $14,454 of amounts in accounts payable and accrued expenses. $119,454 was settled for 1,990,900 shares of common stock at an issue price of $0.06 per share. As at March 31, 2012 advances on stock subscriptions were $37,513 and received during that quarter.

In March 2012, the Company entered into subscription agreements for 625,217 shares of common stock at a purchase price of $0.06 per share for a gross aggregate price of $37,513. Share certificates were not issued as at March 31, 2012 and they were treated as an Advance for Stock Subscriptions. The share certificates were issued in April 2012. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person; as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $48,000 on the total maximum $600,000 subscription that is being offered.

On December 20, 2011, the Company entered into subscription agreements for 8,000,000 shares of common stock at a purchase price of $0.04 per share for a gross aggregate price of $320,000. Attached to each unit of common stock is one (1) series A stock purchase warrant. Each full Series A warrant entitles the holder to purchase an additional share of the Company's common stock at an exercise price of $0.08 per share for a period of eighteen months commencing on December 20, 2011 and expiring on June 20, 2013. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person; as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $25,600. The actual amount included in creditors for the period ended March 31, 2012 was $8,800. It is anticipated this will be the total amount of commission paid. On December 15, 2011, the Company entered into debt settlement agreements with creditors and related parties in consideration for the issue of the Company's common stock at a per share price of $0.02 per share. $218,754 was settled for 10,937,721 shares of common stock.

In September 2011, 1,671,000 shares were issued to an individual for cash at $0.10 per share. In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non-cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. All shares issued were to individuals and companies who reside outside the United States of America. The issuance of the shares was exempt from the registration requirements of Securities Act by virtue of Section 4(2) thereof as well as the exemption from registration requirements afforded by Regulation S.

6.	Common Stock

The Company intends to finance activities by raising capital through the equity markets. In October 2011, the Company filed a Registration Statement on Form S-1 offering up to a maximum of 50,000,000 units of the Company's securities at an offering price of $0.10 per Unit in a direct public offering, without any involvement of underwriters or broker-dealers. Each Unit consists of one (1) share of common stock at a $0.001 par value per share and one (1) Stock Purchase Warrant. Each full Warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 for a period of two years commencing November 1, 2011 through October 31, 2013. The Units will be sold by the Chief Executive Officer and President. To date, no funds have been obtained from this offering.

On December 20, 2011, the Company entered into subscription agreements for 8,000,000 shares of common stock at a purchase price of $0.04 per share for a gross aggregate price of $320,000. Attached to each unit of common stock is one (1) series A stock purchase warrant. Each full Series A warrant entitles the holder to purchase an additional share of the Company's common stock at an exercise price of $0.08 per share for a period of eighteen months commencing on December 20, 2011 and expiring on June 20, 2013. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person, as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $25,600.

On December 15, 2011, the Company entered into debt settlement agreements with creditors and related parties in consideration for the issue of the Company's common stock at a per share price of $0.02 per share. $218,754 was settled for 10,937,721 shares of common stock.

In September 2011, 1,671,000 shares were issued to an individual for cash at $0.10 per share. In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. All shares issued were to individuals and companies who reside outside the United States of America. The issuance of the shares was exempt from the registration requirements of Securities Act by virtue of Section 4(2) thereof as well as the exemption from registration requirements afforded by Regulation S.

During the period January 1 to December 31, 2010, the Company received cash of $3,895,000 from a private placement of 12,983,335 common shares at $0.30 per share, paid non cash finder's fees of 1,126,111 shares in connection with the private placement, issued 685,900 shares in settlement of indebtedness and expenses amounting to $205,770 and paid a non cash finder's fee of 500,000 shares in connection with a property acquisition valued at $0.30 per share. The shares were issued to individuals and companies who reside outside the USA. The issuance of the shares were exempt from the registration requirements of Securities Act by virtue of Section 4(2) thereof as well as the exemption from registration requirements afforded by Regulation S.